PROPERTY, PLANT AND EQUIPMENT, NET - Schedule Of Estimated Useful Lives Of Property Plant And Equipment (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Machinery and Equipment [Member] | Minimum [Member]
Schedule Of Estimated Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Schedule Of Estimated Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years
Satellites [Member] | Minimum [Member]
Schedule Of Estimated Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Satellites [Member] | Maximum [Member]
Schedule Of Estimated Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Ground Station Equipment [Member] | Minimum [Member]
Schedule Of Estimated Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Ground Station Equipment [Member] | Maximum [Member]
Schedule Of Estimated Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years
Office Equipment And Furniture [Member] | Minimum [Member]
Schedule Of Estimated Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Office Equipment And Furniture [Member] | Maximum [Member]
Schedule Of Estimated Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years
Computer Equipment [Member] | Minimum [Member]
Schedule Of Estimated Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Computer Equipment [Member] | Maximum [Member]
Schedule Of Estimated Useful Lives Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Leasehold Improvements [Member]
Schedule Of Estimated Useful Lives Of Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life Description	Shorter of the estimated useful life or remaining lease term	Shorter of the estimated useful life or remaining lease term